FINANCE COSTS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
FINANCIAL COSTS [abstract]
Interest on bank loans	¥ 169		¥ 217	¥ 291
Interest on other loans	5,207		5,249	4,701
Other borrowing costs	18		25	76
Total borrowing costs	5,394		5,491	5,068
Less: Amount capitalized in property, plant and equipment (note 13)	(2,495)		(1,430)	(1,385)
Borrowing costs recognised as expense	2,899		4,061	3,683
Other finance costs:
Unwinding of discount on provision for dismantlement (note 25)	2,145		2,185	2,435
Total finance costs	¥ 5,044	$ 775	¥ 6,246	¥ 6,118